Earnings Per Unit (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023 [1]	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted-average common shares outstanding Diluted (in Shares)	15,224,378	122,501,241	122,500,000
Diluted net loss per unit		$ (0.05)	$ (0.29)

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and loss per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through March 31, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Loss per Share for additional information.